Expense Example, No Redemption {- Fidelity International Small Cap Opportunities Fund} - 10.31 Fidelity International Small Cap Opportunities Fund - AMCIZ PRO-11 - Fidelity International Small Cap Opportunities Fund
Dec. 30, 2020 USD ($)
Fidelity Advisor International Small Cap Opportunities Fund: Class A
Expense Example, No Redemption:
1 Year	$ 727
3 Years	1,048
5 Years	1,391
10 Years	2,356
Fidelity Advisor International Small Cap Opportunities Fund: Class M
Expense Example, No Redemption:
1 Year	532
3 Years	914
5 Years	1,321
10 Years	2,453
Fidelity Advisor International Small Cap Opportunities Fund: Class C
Expense Example, No Redemption:
1 Year	238
3 Years	733
5 Years	1,255
10 Years	2,686
Fidelity Advisor International Small Cap Opportunities Fund: Class I
Expense Example, No Redemption:
1 Year	132
3 Years	412
5 Years	713
10 Years	1,568
Fidelity Advisor International Small Cap Opportunities Fund: Class Z
Expense Example, No Redemption:
1 Year	118
3 Years	368
5 Years	638
10 Years	$ 1,409